Leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	May 31, 2026	May 28, 2026	Dec. 31, 2025
Leases [Abstract]
Weighted average remaining lease term (in years)	13 years		13 years				8 years
Weighted average discount rate (in percent)	5.90%		5.90%				3.60%
Right-of-use assets acquired through operating leases	$ 19,119	$ 0	$ 19,119	$ 0
Operating lease, term of contract						16 years
Lessee, operating lease, lease not yet commenced, term of contract	3 years		3 years		3 years
Undiscounted minimum lease payments	$ 1,222		$ 1,222